Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Grant income	$ 293,000	$ 338,000	$ 631,000	$ 2,302,000
Operating expenses:
Research and development	(31,328,000)	(26,173,000)	(62,615,000)	(48,738,000)
General and administrative	(8,509,000)	(11,370,000)	(16,123,000)	(20,926,000)
Total operating expenses, net	(39,544,000)	(37,205,000)	(78,107,000)	(67,362,000)
Other income (expense):
Interest Income (Expense), Net	(47,000)	1,073,000	463,000	1,615,000
Other income	525,000	4,380,000	5,009,000	3,396,000
Total other income, net	478,000	5,453,000	5,472,000	5,011,000
Net loss before income tax	(39,066,000)	(31,752,000)	(72,635,000)	(62,351,000)
Income tax benefit	7,021,000	3,274,000	10,717,000	6,696,000
Net loss attributable to ordinary shareholders	(32,045,000)	(28,478,000)	(61,918,000)	(55,655,000)
Other comprehensive (loss) income:
Foreign currency exchange translation adjustment	(1,819,000)	(8,872,000)	(19,520,000)	(3,821,000)
Total comprehensive loss	$ (33,864,000)	$ (37,350,000)	$ (81,438,000)	$ (59,476,000)
Basic and diluted net loss per ordinary share (usd per share)	$ (0.62)	$ (0.65)	$ (1.22)	$ (1.34)
Weighted-average basic and diluted ordinary shares (shares)	52,041,340	43,611,531	50,956,566	41,552,718